                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment: |X|; Amendment Number:  1

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gina DiMento
Title: Vice President
Phone:617-526-8990


Signature, Place, and Date of Signing:

Gina DiMento                    Boston, MA                      5-12-06
---------------------     ---------------------------      -------------------
    [Signature] [City, State] [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                0
Number of Other Included Managers:      _____________
                                                141
Form 13F Information Table Entry Total: _____________
                                           1,642,805
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                                                                                           ------------------------
                                    FORM 13F                                                                    (SEC USE ONLY)
As of March 31, 2006                             Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------- ------------------------
 ITEM 1:           ITEM 2:    ITEM 3:  ITEM 4:                ITEM 5:            ITEM 6:           ITEM 7:         ITEM 8
                                        Fair                 SHARES OF     INVESTMENT DISCRETION           VOTING AUTHORITY (SHARES)
                  Title of    CUSIP    Market         -------------------  ---------------------            ------------------------
Name of Issuer     Class      Number   Value          Principal   SHR/PRN/   (a)    (b)     (c)     Managers    (a)    (b)      (c)
                                                       Amount     PUT/CALL   Sole Shared-  Shared-   See       Sole   Shared   None
                                                                                     As    Other    Instr. V
                                                                                  Defined
                                                                                 in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd
 -SPON ADR        Common   000375204     2,572,750.00     205,000.00   SHR    X                                205000
Abercrombie
 & Fitch Co       Common   002896207     4,372,500.00      75,000.00   SHR    X                                 75000
Alpha Natural
 Resources        Common   02076X102     1,844,258.00      79,700.00   SHR    X                                 79700
Asbury
 Automotice
 Group            Common   043436104     2,271,744.00     115,200.00   SHR    X                                115200
Akamai
 Technlologies
 Inc              Common   00971T101    11,708,840.00     356,000.00   SHR    X                                356000
AmDocs Limited    Common   G02602103     1,803,000.00      50,000.00   SHR    X                                 50000
Americas Car
 Mart Inc.        Common   03062T105     6,518,219.50     303,173.00   SHR    X                                303173
Alaska Air
 Group Inc.       Common   011659109     7,267,250.00     205,000.00   SHR    X                                205000
AMR Corp          Common   001765106   163,768,815.00   6,054,300.00   SHR    X                               6054300
AMR Corp          Common   001765106        24,480.25         905.00   SHR    X                                   905
Apollo Group Inc  Common   037604105     5,251,000.00     100,000.00   SHR    X                                100000
Art Technology
 Group Inc.       Common   04289L107     1,712,535.00     533,500.00   SHR    X                                533500
Atmel Corp        Common   049513104     1,416,000.00     300,000.00   SHR    X                                300000
Bally
 Technologies
 Inc              Common   05874B107    13,592,000.00     800,000.00   SHR    X                                800000
Bank of
 America Corp     Common   060505104     9,107,998.00     200,000.00   SHR    X                                200000
Bauer Eddie
 Hldgs Inc        Common   071625107     7,107,900.00     551,000.00   SHR    X                                551000
Birch Mountain
 Resources        Common   09066X109     2,140,938.00     290,100.00   SHR    X                                290100
Boots & Coots
 Intl              Common   099469504      178,000.00     100,000.00   SHR    X                                100000
Boyd Gaming
 Corporation      Common   103304101     2,082,498.00      41,700.00   SHR    X                                 41700
Broadwing
 Corporation      Common   11161E101     1,305,964.00      88,600.00   SHR    X                                 88600
Casual Male
 Retail Group     Common   148711104     1,461,000.00     150,000.00   SHR    X                                150000
CKE Restaurants   Common   12561E105    17,226,000.00     990,000.00   SHR    X                                990000
Cablevision
 Systems Corp     Class A
                  Common   12686C109    21,360,000.00     800,000.00   SHR    X                                800000
Captaris Inc.     Common   14071N104     1,029,420.31     222,337.00   SHR    X                                222337
Carrier
 Access Corp      Common   144460102     2,607,129.56     433,078.00   SHR    X                                433078
Catalina
 Marketing
 Corporation      Common   148867104    10,395,000.00     450,000.00   SHR    X                                450000
Charles Schwab
 Corporation      Common   808513105     1,721,000.00     100,000.00   SHR    X                                100000
Chicago Bridge
 & Iron Co        Common   167250109     5,400,000.00     225,000.00   SHR    X                                225000
Citigroup Inc.    Common   172967101     4,345,160.00      92,000.00   SHR    X                                 92000
Cogent
 Communications   Common   19239V302     1,308,450.00     134,200.00   SHR    X                                134200
Cohu Inc.         Common   192576106     2,507,312.76     118,158.00   SHR    X                                118158
Community
 Health
 Systems          Common   203668108     3,615,000.00     100,000.00   SHR    X                                100000
Conagra Inc.      Common   205887102     4,613,900.00     215,000.00   SHR    X                                215000
Conns Inc         Common   208242107    25,537,947.68     747,598.00   SHR    X                                747598
Convata Holding
 Corporation      Common   22282E102     9,168,500.00     550,000.00   SHR    X                                550000
Credence
 Systems Corp     Common   225302108     2,018,500.00     275,000.00   SHR    X                                275000
Crown Holdings
 Inc.             Common   228368106       514,460.00      29,000.00   SHR    X                                 29000
Danka Business
 Systems          Common   002536448       724,673.25     514,500.00   SHR    X                                514500
DDI Corp          Common   233162304     1,684,172.05     209,735.00   SHR    X                                209735
Deckers Outdoor
 Corp             Common   243537107    48,101,034.32   1,186,508.00   SHR    X                               1186508
Ebay Inc          Common   278642103       975,000.00      25,000.00   SHR    X                                 25000
E TRADE Group
 Inc.             Common   269246104    20,235,000.00     750,000.00   SHR    X                                750000
Echostar          Class A
 Communications   Common   278762109    23,896,000.00     800,000.00   SHR    X                                800000
Electronic Game
 Card Inc.        Common   285716106        76,000.00     400,000.00   SHR    X                                400000
Embarcadero
 Technologies     Common   290787100     1,560,300.00     222,900.00   SHR    X                                222900
Emrise
 Corporation      Common   29246J101       827,877.50     871,450.00   SHR    X                                871450
Employee
 Solutions        Common   292166105            87.50      70,000.00   SHR    X                                 70000
Encore Capital
 Group Inc.       Common   292554102     1,098,875.00      74,500.00   SHR    X                                 74500
EMAK Worldwide
 Inc              Common   294724109       425,340.00      51,000.00   SHR    X                                 51000
Espeed Inc.       Common   296643109     3,371,923.69     423,077.00   SHR    X                                423077
Expedia Inc       Common   302125109     2,533,750.00     125,000.00   SHR    X                                125000
ExpressJet
 Holdings Inc.    Common   30218U108    11,391,384.00   1,531,100.00   SHR    X                               1531100
Freddie MCO       Common   313400301     3,050,000.00      50,000.00   SHR    X                                 50000
Federal
 National
 Mortgage Assn    Common   313586109    12,850,000.00     250,000.00   SHR    X                                250000
Federated
 Department
 Stores           Common   31410H101     7,241,600.00      99,200.00   SHR    X                                 99200
Formfactor
 Inc.             Common   346375108    10,760,547.12     273,666.00   SHR    X                                273666
Foster
 Wheeler LTD      Common   G36535139       473,100.00      10,000.00   SHR    X                                 10000
G-III Apparel
 Group LTD        Common   36237H101     6,054,293.70     546,910.00   SHR    X                                546910
Gaylord
 Entertainment
 Co                Common   367905106    33,464,301.12     737,424.00   SHR    X                                737424
Global
 Technovations
 Inc.             Common   37939M109            34.05     340,500.00   SHR    X                                340500
Google Inc        Common   38259P508    11,700,000.00      30,000.00   SHR    X                                 30000
Gtech Holdings
 Corp             Common   400518106    19,354,020.00     568,400.00   SHR    X                                568400
Harris
 Interactive
 Inc.             Common   414549105     1,124,000.00     200,000.00   SHR    X                                200000
Hot Topic Inc     Common   441339108     1,087,500.00      75,000.00   SHR    X                                 75000
IDT Corporation   Common   448947309     2,718,792.00     245,600.00   SHR    X                                245600
Innovo Group
 Inc.             Common   457954600     1,913,580.13   2,592,927.00   SHR    X                               2592927
Web.com           Common   94732Q100    11,860,000.00   2,000,000.00   SHR    X                               2000000
Intel Corp        Class A
                  Common   458140100     3,502,800.00     180,000.00   SHR    X                                180000
Intersil Corp     Class A
                  Common   460695109     2,892,000.00     100,000.00   SHR    X                                100000
JP Morgan
 Chase & Co.      Common   46625H100     2,498,400.00      60,000.00   SHR    X                                 60000
Kuhlman
 Company Inc      Common   501197107       994,320.00     414,300.00   SHR    X                                414300
LECG Corp         Common   523234102     3,468,600.00     180,000.00   SHR    X                                180000
LTWC Corporation  Common   522002104             6.17      15,428.00   SHR    X                                 15428
LTX Corporation   Common   502392103     2,080,787.40     385,331.00   SHR    X                                385331
Lakes
 Entertainment
 Inc.             Common   51206P106     3,563,200.00     327,500.00   SHR    X                                327500
Leadis
 Technology
 Inc.             Common   52171N103     2,901,361.04     510,803.00   SHR    X                                510803
Lighting Science
 Group Corp       Common   53224G103         2,058.84       5,719.00   SHR    X                                  5719
Lithia Motors     Class A
 Inc              Common   536797103    35,591,790.00   1,025,700.00   SHR    X                               1025700
Lodgenet
 Entertainment
 Corporation      Common   540211109    18,026,013.26   1,156,997.00   SHR    X                               1156997
MEMC Electronic
 Materials        Common   552715104     3,200,964.00      86,700.00   SHR    X                                 86700
MRV
 Communications
 Inc.             Common   553477100       799,500.00     195,000.00   SHR    X                                195000
MAIR Holdings
 Inc.             Common   59066B102     5,616,000.00   1,200,000.00   SHR    X                               1200000
Marchex Inc       Common   56624R108     1,584,550.00      73,700.00   SHR    X                                 73700
Massey Energy
 Corp             Common   576206106     1,641,185.00      45,500.00   SHR    X                                 45500
Mediacom
 Communications   Common   58446K105     2,753,675.00     478,900.00   SHR    X                                478900
Microsoft Corp    Common   594918104     2,584,950.00      95,000.00   SHR    X                                 95000
Mirant Corp       Common   60467R100     7,500,000.00     300,000.00   SHR    X                                300000
Monolithic
 System
 Technology Inc.  Common   609842109     1,594,800.00     180,000.00   SHR    X                                180000
Morgan Stanley
 Dean Witter
 Discover & Co    Common   617446448     1,055,376.00      16,800.00   SHR    X                                 16800
Multimedia
 Games Inc.       Common   749938106     7,440,000.00     500,000.00   SHR    X                                500000
Nasdaq Stock
 Market Inc.      Common   631103108     3,203,200.00      80,000.00   SHR    X                                 80000
Nautilus
 Group Inc.       Common   63910B102    17,050,475.00   1,140,500.00   SHR    X                               1140500
Navigant
 International
 Inc.             Common   63935R108     9,824,000.00     800,000.00   SHR    X                                800000
Netbank Inc.      Common   640933107     3,008,763.00     415,575.00   SHR    X                                415575
Neustar Inc       Common   64126X201     7,145,500.00     230,500.00   SHR    X                                230500
Nintendo Co. LTD  Common   654445303     3,262,980.00     175,000.00   SHR    X                                175000
Ohio Art Co       Common   677143109       232,672.50      40,500.00   SHR    X                                 40500
Opentv Corp       Common   675431016       198,450.00      67,500.00   SHR    X                                 67500
OpenWave
 Sys Inc          Common   683718308     2,697,500.00     125,000.00   SHR    X                                125000
Optimal           Class A
 Group Inc.       Common   68388R208     1,453,000.00     100,000.00   SHR    X                                100000
Partnerre Ltd     Common   G6852T105     1,241,800.00      20,000.00   SHR    X                                 20000
Peets Coffee &
 Tea Inc.         Common   705560100     9,000,000.00     300,000.00   SHR    X                                300000
Penn National
 Gaming Inc.      Common   707569109    22,566,300.00     535,000.00   SHR    X                                535000
Phoenix
 Companies Inc    Common   71902E109     2,751,440.00     168,800.00   SHR    X                                168800
Pixar             Common   725811103     3,264,726.00      50,900.00   SHR    X                                 50900
Placer Sierra
 Bancshares       Common   726079106     2,284,000.00      80,000.00   SHR    X                                 80000
Planetout Inc.    Common   727058109     2,240,044.10     220,694.00   SHR    X                                220694
Priceline Inc.    Common   741503403    92,331,919.44   3,717,066.00   SHR    X                               3717066
Pure Cycle
 Corp New         Common   746228303    27,954,346.00   1,996,739.00   SHR    X                               1996739
Republic
 Airways
 Holdings Inc.    Common   760276105     7,405,000.00     500,000.00   SHR    X                                500000
Sabre Holdings    Class A
 Corporation      Common   785905100    33,059,650.00   1,405,000.00   SHR    X                               1405000
Satyam Computer
 Svcs Ltd         Common   804098101     5,032,400.00     115,000.00   SHR    X                                115000
Select Comfort
 Corp             Common   81616X103     4,548,250.00     115,000.00   SHR    X                                115000
Selectica Inc.    Common   816288104     1,271,767.56     432,574.00   SHR    X                                432574
Sharper
 Image Corp       Common   820013100     8,887,578.00     693,800.00   SHR    X                                693800
SLM Corporation   Common   78442P106     7,894,880.00     152,000.00   SHR    X                                152000
Southwest
 Airlines Co      Common   844741108     4,497,500.00     250,000.00   SHR    X                                250000
Station
 Casinos Inc.     Common   857689103    72,079,865.50     908,150.00   SHR    X                                908150
Stats Chippac
 LTD ADR          Common   85771T104    18,055,000.00   2,300,000.00   SHR    X                               2300000
Sycamore
 Networks Inc.    Common   871206108       646,250.00     137,500.00   SHR    X                                137500
Synplicity
 Inc.             Common   87160Y108       646,000.00     100,000.00   SHR    X                                100000
Therma-Wave
 Inc              Common   88343A108     1,479,845.70     913,485.00   SHR    X                                913485
Tivo Inc.         Common   888706108    14,971,674.33   2,070,771.00   SHR    X                               2070771
Time
 Warner Inc.      Common   887317105       839,500.00      50,000.00   SHR    X                                 50000
TOPPS Co Inc.     Common   890786106       482,350.00      55,000.00   SHR    X                                 55000
Triad
 Hospital
 Inc.             Common   89579K109    16,760,000.00     400,000.00   SHR    X                                400000
Under Armor
 Inc              Common   904311107     3,048,840.00      94,100.00   SHR    X                                 94100
UnitedHealth
 Group            Common   91324P102     5,586,000.00     100,000.00   SHR    X                                100000
Universal Health  Class B
 Services, Inc.   Common   913903100    41,901,750.00     825,000.00   SHR    X                                825000
US Airways
 Group            Common   90341W108   430,739,400.00  10,768,485.00   SHR    X                              10768485
Vaalco
 Energy Inc.      Common   91851C201     3,489,507.00     523,950.00   SHR    X                                523950
Vivendi
 Universal
 ADR              Common   92851S204       920,561.40      26,917.00   SHR    X                                 26917
Waddell &
 Reed             Class A
 Financial Inc.   Common   930059100     1,328,250.00      57,500.00   SHR    X                                 57500
Washington
 Mutual Inc.      Common   939322103       852,400.00      20,000.00   SHR    X                                 20000
Webzen Inc.       Common   94846M102     1,805,000.00     250,000.00   SHR    X                                250000
Wet Seal Inc.     Class A
                  Common   961840105     8,803,462.85   1,323,829.00   SHR    X                               1323829
WMS
 Industries
 Inc.             Common   929297109    10,604,230.00     352,300.00   SHR    X                                352300
WPT
 Enterprises
 Inc.             Common   98211W108     3,680,000.00     500,000.00   SHR    X                                500000
XO Holdings
 Inc              Common   98417K106       987,500.00     250,000.00   SHR    X                                250000
XL Capital
 Ltd              Class A
                  Common   G98255105     1,827,135.00      28,500.00   SHR    X                                 28500
Zions
 Bancorporation   Common   989701107     4,136,500.00      50,000.00   SHR    X                                 50000
Zixit Corp        Common   98974P100       104,974.00      71,900.00   SHR    X                                 71900
 Total Long
 Equities                            1,642,805,129.58

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